Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 495	$ 613
Trade accounts receivable	1,644	1,521
Other accounts receivable	535	558
Inventories	1,669	1,261
Assets held for sale and other current assets	183	272
Total current assets	4,526	4,225
NON-CURRENT ASSETS
Investments in associates and joint ventures	640	535
Other investments and non-current accounts receivable	293	243
Property, machinery and equipment, net and assets for the right-of-use, net	11,284	11,322
Goodwill and intangible assets, net	9,293	9,763
Deferred income tax assets	411	562
Total non-current assets	21,921	22,425
TOTAL ASSETS	26,447	26,650
CURRENT LIABILITIES
Current debt	51	73
Other current financial obligations	936	867
Trade payables	2,966	2,762
Income tax payable	368	437
Other current liabilities	1,225	1,202
Liabilities directly related to assets held for sale	0	39
Total current liabilities	5,546	5,380
NON-CURRENT LIABILITIES
Non-current debt	6,920	7,306
Other non-current financial obligations	918	911
Pensions and other post-employment benefits	695	999
Deferred income tax liabilities	394	485
Other non-current liabilities	1,065	1,298
Total non-current liabilities	9,992	10,999
TOTAL LIABILITIES	15,538	16,379
Controlling interest:
Common stock and additional paid-in capital	7,810	7,810
Other equity reserves and subordinated notes	(1,555)	(1,371)
Retained earnings	4,246	3,388
Total controlling interest	10,501	9,827
Non-controlling interest	408	444
TOTAL STOCKHOLDERS' EQUITY	10,909	10,271
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 26,447	$ 26,650